Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 8,047,695		$ 17,075,568	$ 277,912	$ (21,208,152)	$ 4,193,023
Balance, shares at Dec. 31, 2023	2,857,153	285,715
Foreign currency translation adjustment				(156,535)		(156,535)
Net loss for the period					(3,338,473)	(3,338,473)
Issuance of ordinary shares for settlement of service fees			74,747			74,747
Issuance of ordinary shares for settlement of service fees, shares	24,572
Share based compensation			239,765			239,765
Share based compensation, shares	85,714
Issuance of ordinary shares for 2023 Equity Incentive Plan
Issuance of ordinary shares for 2023 Equity Incentive Plan, shares	295,000
Balance at Jun. 30, 2024	$ 8,047,695		17,390,080	121,377	(24,546,625)	1,012,527
Balance, shares at Jun. 30, 2024	3,262,439	285,715
Balance at Dec. 31, 2024	$ 8,047,695		21,592,418	140,879	(28,501,074)	1,279,918
Balance, shares at Dec. 31, 2024	7,707,676	285,715
Shares issued to acquire equity-method investments			1,875,000			1,875,000
Shares issued to acquire equity-method investments, shares	1,500,000
Shares issued under the public offerings			9,176,098			9,176,098
Shares issued under the public offerings, shares	40,070,298
Foreign currency translation adjustment				(211,494)		(211,494)
Net loss for the period					(4,444,519)	(4,444,519)
Balance at Jun. 30, 2025	$ 8,047,695		$ 32,643,516	$ (70,615)	$ (32,945,593)	$ 7,675,003
Balance, shares at Jun. 30, 2025	49,277,974	285,715